Related party transactions (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Due to related parties	$ 1,770,898	$ 2,652,882
Due from related parties	3,636,377
Forasen Group Co., Ltd
Related Party Transaction [Line Items]
Due from related parties	3,636,377
Yefang Zhang
Related Party Transaction [Line Items]
Due to related parties	1,730,811	2,652,882
Zhengyu Wang
Related Party Transaction [Line Items]
Due to related parties	39,409	0
Greater Kingan Range Forasen Energy Technology Co., Ltd
Related Party Transaction [Line Items]
Due to related parties	$ 678	$ 0